Condensed Consolidated Statement Of Cash Flows - USD ($)	3 Months Ended	4 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Cash Flows from Operating Activities:
Net loss	$ (2,027,442)	$ (16,214,598)
Adjustments to reconcile net income to net cash used in operating activities:
Offering costs associated with derivative warrant liabilities		700,326
Loss upon issuance of private placement warrants		7,360,000
Change in fair value of derivative warrant liabilities	(1,795,000)	7,525,000
General and administrative expenses paid by related party under note payable		27,228
Gain on marketable securities (net), dividends and interest, held in Trust Account	(46,824)	(30,565)
Changes in operating assets and liabilities:
Prepaid expenses	(19,623)	(770,285)
Accounts payable	(296,963)	487,457
Accrued expenses	3,010,563	512,509
Franchise tax payable	(8,082)	58,132
Net cash used in operating activities	(1,183,371)	(344,796)
Cash Flows from Investing Activities
Cash deposited in Trust Account		(300,000,000)
Net cash used in investing activities		(300,000,000)
Cash Flows from Financing Activities:
Proceeds from issuance of Class B common stock to Sponsor		25,000
Proceeds received from initial public offering, gross		300,000,000
Proceeds received from private placement		8,000,000
Offering costs paid		(6,020,863)
Paydown of notes payable	(90,000)	(89,602)
Net cash provided by financing activities		301,914,535
Net increase (decrease) in cash	(1,183,371)	1,569,739
Cash - beginning of the period	1,569,739	0
Cash - end of the period	386,368	1,569,739
Supplemental disclosure of noncash activities:
Offering costs included in accounts payable		362,985
Offering costs funded with note payable		93,740
Deferred underwriting commissions in connection with the initial public offering		10,500,000
Initial value of Class A common stock subject to possible redemption		285,615,070
Change value of Class A common stock subject to possible redemption	$ 2,027,440	$ (8,081,940)